Income Tax - Schedule of Reconciliations of PRC Statutory Income Tax Rate and Group's Effective Income Tax Rate (Details) - PRC	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%
Share-based compensations	(1.93%)	(3.27%)	(2.92%)
Non-deductible expenses	(0.38%)	(0.79%)	(1.59%)
Prior year tax filing adjustment	1.55%
Effect of different tax rate of subsidiary operation in other jurisdictions	(0.76%)	(3.06%)	(3.33%)
Changes in valuation allowance	(23.48%)	(17.88%)	(17.16%)